Other income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other income.
Reversal of interest and penalties		$ 656
Eersteling sale receipts		200
Other	$ 248	234	$ 263
Other income	$ 248	$ 1,090	$ 263